Non-cash Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash Transactions [Abstract]
Property and equipment acquired through lease	R$ 55,975	R$ 8,097	R$ 15,016
MTM of financial investments	R$ (558)	R$ (107)	R$ 271